Related Party Transactions - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Accounts Payable
Related Party Transaction [Line Items]
Management fees outstanding					$ 500,000
Professional Fees
Related Party Transaction [Line Items]
Management fees	$ 300,000	$ 500,000	$ 800,000	$ 1,000,000
Shareholder | Aircraft Service
Related Party Transaction [Line Items]
Related party transaction description			The Company has access to aircrafts on a month-to-month basis from a shareholder of the Company
Shareholder | Aircraft Service | Accrued Expense and Other Current Liabilities
Related Party Transaction [Line Items]
Outstanding to related parties	100,000		$ 100,000		$ 0.0
Shareholder | Aircraft Service | General and Administrative Expenses
Related Party Transaction [Line Items]
Total expense transaction with related party	$ 100,000	$ 100,000	$ 200,000	$ 200,000